Expense Example, No Redemption - PGIM Jennison Focused Value Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	657	883	1,128	1,827	206	637	1,093	2,122	156	736	1,342	2,982	84	262	455	1,014	84	296	526	1,187